Schedule of Investments
Invesco Senior Loan ETF (BKLN)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-91.55%(a)(b)
Aerospace & Defense-2.72%
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%).	4.81%	02/01/2028	$93,622	$91,023,675
TransDigm, Inc., Term Loan F (1 mo. USD LIBOR + 2.25%).	3.31%	12/09/2025	44,667	43,615,230
				134,638,905
Air Transport-4.36%
AAdvantage Loyalty IP Ltd., Term Loan B (2 mo. USD LIBOR + 4.75%).	5.50%	04/20/2028	48,614	48,590,105
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%).	6.25%	06/21/2027	47,966	48,795,779
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%).	4.75%	10/20/2027	46,441	47,033,628
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%).	4.71%	04/21/2028	73,359	71,723,829
				216,143,341
Automotive-1.05%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.25%).	4.31%	04/30/2026	54,106	52,131,904
Beverage & Tobacco-0.82%
Triton Water Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%).	4.51%	03/31/2028	43,755	40,583,196
Building & Development-2.37%
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%).	3.81%	08/21/2025	30,919	30,097,681
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%).	4.81%	12/17/2027	44,454	40,764,177
Pisces Midco, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%).	3.80%	03/26/2028	31,966	28,649,581
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.63%).	3.68%	02/01/2027	18,598	17,827,071
				117,338,510
Business Equipment & Services-8.52%
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%).	4.81%	05/12/2028	67,657	64,163,736
Asurion LLC
Second Lien Term Loan B-4 (1 mo. USD LIBOR + 5.25%)	6.31%	01/20/2029	43,730	39,356,557
Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	4.31%	12/23/2026	51,320	48,708,682
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%).	5.25%	06/21/2024	41,634	37,279,627
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%).	3.56%	03/01/2024	53,946	53,187,555
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%).	4.27%	02/06/2026	44,367	43,152,182
Endure Digital, Inc. (Eagle Company), Term Loan B (3 mo. USD LIBOR + 3.50%).	4.25%	02/01/2028	2,295	2,168,504
Mitchell International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%).	4.69%	10/01/2028	22,042	20,998,790
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%).	3.50%	09/23/2026	17,468	17,074,911
Solera, Term Loan B (1 mo. USD LIBOR + 4.00%).	5.06%	06/02/2028	59,002	56,472,834
Trans Union LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	11/30/2028	40,631	39,732,363
Term Loan B-5(c)	-	11/16/2026	250	242,946
				422,538,687
Cable & Satellite Television-4.58%
Charter Communications Operating LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%).	2.81%	02/01/2027	92,324	90,717,054
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	3.12%	07/17/2025	54,246	51,765,296
Term Loan (1 mo. USD LIBOR + 2.50%)	3.37%	04/15/2027	28,114	26,567,803
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (3 mo. USD LIBOR + 4.00%).	5.41%	08/14/2026	6,925	6,546,554
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%).	3.37%	01/31/2028	39,294	38,393,303
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%).	3.37%	04/30/2028	13,516	13,171,213
				227,161,223
Chemicals & Plastics-0.97%
AkzoNoble Chemicals, Term Loan (1 mo. USD LIBOR + 3.00%).	3.21%	10/01/2025	49,684	48,172,888
Containers & Glass Products-2.13%
Berry Global, Inc., Term Loan Z (1 mo. USD LIBOR + 1.75%).	2.59%	07/01/2026	58,753	57,665,664
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 4.25%).	5.38%	03/31/2029	50,067	47,814,266
				105,479,930
Drugs-2.96%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%).	4.56%	05/04/2025	41,800	39,500,979
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%).	3.06%	11/15/2027	116	111,766
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%).	4.56%	04/21/2028	47,842	46,904,675
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs-(continued)
Valeant Pharmaceuticals International, Inc.
Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	3.76%	06/02/2025	$42,990	$28,354,768
Term Loan B (Canada) (3 mo. SOFR + 5.25%)	5.25%	01/27/2027	34,917	32,063,631
				146,935,819
Electronics & Electrical-12.12%
Boxer Parent Co., Inc., Term Loan B (3 mo. USD LIBOR + 3.75%).	4.81%	10/02/2025	51,905	49,958,481
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%).	4.31%	04/06/2026	36,856	35,105,100
CoreLogic, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%).	4.56%	04/09/2028	58,314	53,770,514
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%).	4.74%	06/13/2024	51,018	48,240,468
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%).	4.56%	07/01/2024	40,064	39,213,041
McAfee Enterprise, Term Loan B (3 mo. USD LIBOR + 5.00%).	6.23%	07/27/2028	52,760	48,618,181
McAfee LLC, First Lien Term Loan B (1 mo. SOFR + 4.00%).	4.84%	03/01/2029	59,030	56,226,126
NortonLifeLock, Inc., Term Loan B (c).	-	01/28/2029	41,016	39,785,621
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%).	4.82%	08/31/2028	42,567	40,977,417
Quest Software US Holdings, Inc., Term Loan B (1 mo. SOFR + 4.25%).	5.32%	01/19/2029	46,375	42,974,581
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%).	4.31%	04/24/2028	55,427	53,298,323
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.75%).	3.81%	06/21/2024	3,558	3,397,712
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%).	4.52%	06/30/2026	25,568	25,215,976
Ultimate Software Group, Inc., Term Loan (3 mo. USD LIBOR + 3.25%).	4.21%	05/04/2026	65,976	63,807,828
				600,589,369
Financial Intermediaries-1.10%
Citadel Advisors Holdings L.P., Term Loan B (1 mo. SOFR + 2.61%).	3.65%	02/15/2028	40,038	38,871,932
Jane Street Group LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.75%).	3.81%	01/26/2028	16,158	15,707,046
				54,578,978
Food Products-0.78%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%).	3.31%	01/29/2027	40,443	38,901,525
Food Service-2.59%
IRB Holding Corp.
Term Loan (1 mo. SOFR + 3.00%)	3.75%	12/15/2027	37,231	35,741,646
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.76%	02/05/2025	31,931	30,680,265
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%).	2.81%	11/19/2026	64,189	61,976,290
				128,398,201
Health Care-13.66%
athenahealth, Inc.
Delayed Draw Term Loan B(d)	0.00%	02/15/2029	12,981	12,424,398
Term Loan B (1 mo. SOFR + 3.50%)	4.36%	01/26/2029	81,649	78,145,466
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%).	2.81%	08/12/2026	43,956	42,637,622
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%).	2.55%	07/30/2027	64,284	62,617,085
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%), (Acquired 09/10/2019 - 04/06/2022; Cost $62,206,790)(e).	4.81%	10/10/2025	77,983	30,897,801
Gainwell Holding Corp., Term Loan B (3 mo. USD LIBOR + 4.00%).	5.01%	10/01/2027	67,429	66,080,297
ICON PLC
Term Loan (3 mo. USD LIBOR + 2.25%)	3.31%	07/03/2028	13,766	13,585,171
Term Loan (3 mo. USD LIBOR + 2.25%)	3.31%	07/03/2028	49,423	48,774,756
LifePoint Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%).	4.81%	11/16/2025	50,418	48,788,127
Mozart Debt Merger Sub, Inc., Term Loan (1 mo. USD LIBOR + 3.25%).	4.31%	10/01/2028	85,016	82,253,199
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%).	3.56%	06/02/2028	42,008	41,097,864
PAREXEL International Corp., Term Loan B (1 mo. USD LIBOR + 3.25%).	4.31%	11/15/2028	44,349	43,039,764
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 3.75%).	4.76%	10/01/2026	50,406	48,461,431
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%).	3.81%	02/06/2024	2,679	2,428,491
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%).	5.06%	08/27/2025	56,927	55,930,509
				677,161,981
Home Furnishings-0.62%
Hunter Douglas, Inc., First Lien Term Loan (3 mo. SOFR + 3.50%).	4.84%	02/09/2029	33,873	30,761,339
Industrial Equipment-2.92%
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%).	3.75%	06/21/2028	30,578	29,106,692
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Equipment-(continued)
MKS Instruments, Inc.
Term Loan B(c)(f)	-	11/01/2028	$73,259	$72,251,960
Term Loan B(c)	-	04/11/2029	321	317,785
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (3 mo. USD LIBOR + 3.50%).	4.02%	07/31/2027	44,785	43,264,625
				144,941,062
Insurance-4.14%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%).	4.56%	02/15/2027	53,156	50,896,680
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%).	3.31%	02/19/2028	37,860	36,455,235
HUB International Ltd.
Incremental Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	4.35%	04/25/2025	28,104	27,287,904
Term Loan (3 mo. USD LIBOR + 3.00%)	4.21%	04/25/2025	72,659	70,297,490
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%).	4.01%	05/16/2024	20,850	20,389,648
				205,326,957
Leisure Goods, Activities & Movies-3.30%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%).	3.56%	02/01/2024	47,276	46,891,495
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.50%).	4.00%	02/28/2025	41,656	29,635,605
UFC Holdings LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.75%).	3.50%	04/29/2026	44,973	43,689,258
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%).	3.81%	05/16/2025	44,798	43,118,498
				163,334,856
Lodging & Casinos-4.10%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%).	3.81%	12/23/2024	70,377	69,203,234
Fertitta Entertainment LLC, Term Loan (1 mo. SOFR + 4.00%).	4.70%	01/31/2029	44,026	42,269,713
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%).	2.72%	06/22/2026	40,698	39,763,595
Scientific Games International, Inc., Term Loan B-5 (c).	-	08/14/2024	3,517	3,514,147
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 2.25%).	3.26%	07/21/2026	49,277	48,273,802
				203,024,491
Publishing-0.58%
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.50%).	4.56%	09/13/2024	29,653	28,674,594
Radio & Television-2.30%
Diamond Sports Holdings LLC, Second Lien Term Loan (1 mo. SOFR + 3.25%).	4.09%	08/24/2026	49,274	15,238,105
Directv Financing LLC, Term Loan B (1 mo. USD LIBOR + 5.00%).	6.06%	07/25/2027	58,615	56,892,955
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%).	3.30%	09/18/2026	42,432	41,774,453
				113,905,513
Rail Industries-0.59%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%).	3.01%	12/30/2026	29,769	29,162,318
Retailers (except Food & Drug)-3.44%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%).	4.81%	03/06/2028	76,075	72,471,085
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%).	3.81%	10/15/2027	47,483	44,061,238
Pilot Travel Centers LLC, Term Loan B (1 mo. SOFR + 2.00%).	3.13%	07/31/2028	55,628	53,819,902
				170,352,225
Telecommunications-6.73%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%).	3.31%	03/15/2027	77,954	73,422,905
Genesys Telecom Holdings U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%).	5.06%	12/01/2027	45,284	44,115,146
II-VI, Inc., Term Loan B (c).	-	12/15/2028	21,579	21,129,975
Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg) (1 mo. SOFR + 4.25%).	4.92%	01/27/2029	34,655	32,786,433
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%).	2.81%	03/01/2027	50,502	48,607,875
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%).	4.31%	09/25/2026	57,005	55,422,351
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%).	4.06%	03/09/2027	61,912	58,042,338
				333,527,023
Utilities-2.10%
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%).	3.81%	08/01/2025	45,286	43,449,357
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities-(continued)
Pacific Gas and Electric Co., Term Loan B (1 mo. USD LIBOR + 3.00%).	4.06%	07/01/2025	$28,352	$27,550,652
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%).	2.77%	12/31/2025	33,957	33,108,048
				104,108,057
Total Variable Rate Senior Loan Interests (Cost $4,692,623,624)				4,537,872,892
U.S. Dollar Denominated Bonds & Notes-3.64%
Aerospace & Defense-0.21%
TransDigm, Inc.(g)	6.25%	03/15/2026	10,081	10,320,928
Airlines-0.37%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(g)	5.50%	04/20/2026	7,296	7,220,778
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(g)	5.75%	04/20/2029	4,378	4,243,201
United Airlines, Inc.(g)	4.38%	04/15/2026	1,895	1,836,956
United Airlines, Inc.(g)	4.63%	04/15/2029	5,478	5,156,442
				18,457,377
Commercial Services & Supplies-0.47%
ADT Security Corp. (The)(g)	4.13%	08/01/2029	9,296	8,285,943
Prime Security Services Borrower LLC/Prime Finance, Inc.(g)	5.75%	04/15/2026	15,160	15,012,114
				23,298,057
Diversified Telecommunication Services-0.70%
Altice France S.A. (France)(g)	5.13%	07/15/2029	11,405	9,977,094
Altice France S.A. (France)(g)	5.50%	10/15/2029	3,615	3,142,736
CommScope, Inc.(g)	6.00%	03/01/2026	7,690	7,530,432
CommScope, Inc.(g)	4.75%	09/01/2029	3,634	3,202,463
Lumen Technologies, Inc.(g)	4.00%	02/15/2027	3,000	2,771,760
Zayo Group Holdings, Inc.(g)	4.00%	03/01/2027	9,000	7,868,700
				34,493,185
Electric Utilities-0.36%
PG&E Corp.	5.00%	07/01/2028	9,000	8,516,070
PG&E Corp.	5.25%	07/01/2030	7,000	6,470,590
Vistra Operations Co. LLC(g)	4.30%	07/15/2029	3,000	2,811,641
				17,798,301
Health Care Equipment & Supplies-0.18%
Mozart Debt Merger Sub, Inc.(g)	3.88%	04/01/2029	10,000	9,053,000
Hotels, Restaurants & Leisure-0.46%
1011778 BC ULC/New Red Finance, Inc. (Canada)(g)	3.88%	01/15/2028	16,000	15,177,920
1011778 BC ULC/New Red Finance, Inc. (Canada)(g)	3.50%	02/15/2029	5,000	4,585,025
Caesars Resort Collection LLC/CRC Finco, Inc.(g)	5.75%	07/01/2025	3,000	3,015,645
				22,778,590
Insurance-0.13%
Acrisure LLC/Acrisure Finance, Inc.(g)	4.25%	02/15/2029	7,282	6,456,772
Interactive Media & Services-0.02%
Diamond Sports Group LLC/Diamond Sports Finance Co.(g)	5.38%	08/15/2026	2,241	743,373
Machinery-0.06%
TK Elevator US Newco, Inc. (Germany)(g)	5.25%	07/15/2027	3,000	2,940,938
Media-0.43%
CSC Holdings LLC(g)	6.50%	02/01/2029	3,000	2,951,925
Virgin Media Secured Finance PLC (United Kingdom)(g)	4.50%	08/15/2030	12,000	10,872,600
VZ Secured Financing B.V. (Netherlands)(g)	5.00%	01/15/2032	5,000	4,529,688
Ziggo B.V. (Netherlands)(g)	4.88%	01/15/2030	3,000	2,782,500
				21,136,713
Pharmaceuticals-0.05%
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(g)	4.13%	04/30/2028	2,832	2,723,145
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Management & Development-0.20%
Cushman & Wakefield US Borrower LLC(g)	6.75%	05/15/2028	$10,000	$10,082,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $195,340,629)				180,282,379
			Shares
Money Market Funds-10.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(h)(i) (Cost $497,174,096)			497,174,096	497,174,096
TOTAL INVESTMENTS IN SECURITIES-105.22% (Cost $5,385,138,349)				5,215,329,367
OTHER ASSETS LESS LIABILITIES-(5.22)%				(258,713,833)
NET ASSETS-100.00%				$4,956,615,534

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after May 31, 2022, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $165,295,719, which represented 3.33% of the Fund’s Net Assets.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$446,146,569	$6,252,430,757	$(6,201,403,230)	$-	$-	$497,174,096	$586,683

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$4,465,620,932	$72,251,960	$4,537,872,892
U.S. Dollar Denominated Bonds & Notes	-	180,282,379	-	180,282,379
Money Market Funds	497,174,096	-	-	497,174,096
Total Investments	$497,174,096	$4,645,903,311	$72,251,960	$5,215,329,367
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2022:
	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/22
Variable Rate Senior Loan Interests	$–	$72,409,161	$–	$–	$–	$(157,201)	$-	$-	$72,251,960
Investments Matured	64,190	-	(58,354)	–	-	(5,836)	-	-	-
Total	$64,190	$72,409,161	$(58,354)	$–	$-	$(163,037)	$-	$-	$72,251,960
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
MKS Instruments, Inc., Term Loan B	$72,251,960	Valuation Service	N/A	N/A	N/A	(a)
(a)	Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.